Basis of presentation (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 3,314		$ 4,652
Restricted cash	124		121
Short-term deposits	7,560		3,496
Marketable securities debt	8,177		7,183
Profit loss	5,500	$ 4,300
Retained earnings accumulated deficit	$ 205,960		$ 200,469